Charter arrangements, Shipping revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues [Abstract]
Shipping revenues		$ 450,381	$ 295,853	$ 691,039
Other revenues	[1]	3,764	0	0
Total revenues		454,146	295,853	691,039
Time Charter Revenues [Member]
Revenues [Abstract]
Shipping revenues	[2]	75,790	140,730	182,663
Time Charter Revenues [Member] | IFRS 15 [Member]
Revenues [Abstract]
Total revenues		19,144	36,384	33,224
Voyage Charter Revenues [Member]
Revenues [Abstract]
Shipping revenues		$ 374,592	$ 155,124	$ 508,375

[1]	Other revenues mainly relate to technical management services provided
[2]	Time charter revenues are presented in accordance with IFRS 16, while the portion of time charter revenues related to technical management services, equaling $19,144 thousand, $36,384 thousand and $33,224 thousand, for 2022, 2021, and 2020 respectively, is recognized in accordance with IFRS 15.